PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
VY
®
Morgan Stanley Global
Franchise Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.3%
France : 3.4%
7,147
L'Oreal SA
$ 3,105,289
3.4
Germany : 7.9%
26,476
SAP SE
7,089,426
7.9
Ireland : 2.1%
7,625
Accenture PLC - Class A
1,880,325
2.1
United Kingdom : 4.8%
12,693
RELX PLC - EUR
608,377
0.7
78,560
RELX PLC - GBP
3,753,504
4.1
4,361,881
4.8
United States : 79.1%
19,009
Abbott Laboratories
2,546,065
2.8
14,387
Alphabet, Inc. - Class A
3,497,480
3.9
6,485
Aon PLC - Class A
2,312,421
2.6
11,843
Arthur J Gallagher & Co.
3,668,251
4.1
11,410  Automatic Data
Processing, Inc.
3,348,835
3.7
359
(1)
AutoZone, Inc.
1,540,196
1.7
465
Booking Holdings, Inc.
2,510,660
2.8
6,549  Broadridge Financial
Solutions, Inc.
1,559,775
1.7
8,197
CME Group, Inc.
2,214,747
2.5
50,222
Coca-Cola Co.
3,330,723
3.7
5,007
Equifax, Inc.
1,284,446
1.4
28,316
Experian PLC
1,422,232
1.6
2,519  FactSet Research
Systems, Inc.
721,668
0.8
601,939
Haleon PLC
2,708,834
3.0
15,842  Intercontinental
Exchange, Inc.
2,669,060
3.0
15,703
Microsoft Corp.
8,133,369
9.0
2,794
MSCI, Inc.
1,585,343
1.8
19,607
Otis Worldwide Corp.
1,792,668
2.0
7,383  Philip Morris International,
Inc.
1,197,523
1.3
20,318
Procter & Gamble Co.
3,121,861
3.5
5,727
Roper Technologies, Inc.
2,855,998
3.2
5,696
S&P Global, Inc.
2,772,300
3.1
6,374
STERIS PLC
1,577,183
1.7
4,074
(1)
Synopsys, Inc.
2,010,071
2.2
5,439
(1)
Thermo Fisher Scientific,
Inc.
2,638,024
2.9
14,276
(1)
Uber Technologies, Inc.
1,398,620
1.5
12,900
Visa, Inc. - Class A
4,403,802
4.9
16,493
Zoetis, Inc.
2,413,256
2.7
71,235,411
79.1
Total Common Stock
(Cost $74,652,399)
87,672,332
97.3
Total Long-Term
Investments
(Cost $74,652,399)
87,672,332
97.3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.8%
Mutual Funds : 1.8%
1,596,355
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $1,596,355) $ 1,596,355 1.8
Total Short-Term
Investments
(Cost $1,596,355)
$ 1,596,355
1.8
Total Investments in
Securities
(Cost $76,248,754) $ 89,268,687 99.1
Assets in Excess of
Other Liabilities 797,620 0.9
Net Assets $ 90,066,307 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 24.4%
Financials 22.6
Industrials 16.8
Health Care 13.2
Consumer Staples 11.9
Consumer Discretionary 4.5
Communication Services 3.9
Short-Term Investments 1.8
Assets in Excess of Other Liabilities 0.9
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
VY
®
Morgan Stanley Global
Franchise Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
France $ — $ 3,105,289 $ — $ 3,105,289
Germany — 7,089,426 — 7,089,426
Ireland 1,880,325 — — 1,880,325
United Kingdom — 4,361,881 — 4,361,881
United States 67,104,345 4,131,066 — 71,235,411
Total Common Stock 68,984,670 18,687,662 — 87,672,332
Short-Term Investments 1,596,355 — — 1,596,355
Total Investments, at fair value $ 70,581,025 $ 18,687,662 $ — $ 89,268,687
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 15,075,059
Gross Unrealized Depreciation (2,055,126)
Net Unrealized Appreciation $ 13,019,933